Investment Objectives and Goals - Fulcrum Diversified Absolute Return Fund	Oct. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY- Fulcrum Diversified Absolute Return Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Fulcrum Diversified Absolute Return Fund (the “Fund”) is to achieve long-term absolute returns.